Employee Benefits - Summary of Employee Benefits Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Classes of employee benefits expense [abstract]
Current remuneration	$ 756.0	$ 658.0
Post employment defined benefit plans	10.9	11.7
Post employment defined contribution plans	32.1	31.3
Termination benefits	2.3	3.6
Stock-based compensation (Note 19)	11.1	8.5
Other long-term benefits	2.9	2.1
Total	$ 815.3	$ 715.2